Convertible Notes Payable (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended	25 Months Ended	27 Months Ended
		Feb. 21, 2013	Mar. 31, 2015	Mar. 31, 2015	Mar. 31, 2015	Mar. 24, 2015	Feb. 24, 2015	Jan. 23, 2015	Jan. 14, 2015	Dec. 31, 2014	Mar. 31, 2014	Jun. 07, 2013	Jun. 05, 2013	Apr. 09, 2013
Debt Instrument [Line Items]
Notes payable issue			$ 7,195,794	$ 7,195,794	$ 7,195,794						$ 5,891,182
Notes payable beneficial conversion feature				806,879
Accrued interest notes payable beneficial conversion feature				193,214
Total convertible notes payable (8)	[1]		$ 7,177,795	7,177,795	7,177,795						2,479,444
4% Convertible Note Financing Due February 21, 2015 [Member]
Debt Instrument [Line Items]
Notes payable issue		$ 5,370,944
Description of notes conversion features

The conversion price per share is equal to seventy-five percent (75%) of the average of the three lowest closing bid prices for the Common stock as reported by Bloomberg L.P. for the principal market for the twenty trading days preceding a conversion date but in no event greater than $10.00. Each conversion submitted by a holder must be at least the lesser of (i) $10,000 of principal and interest or (ii) the balance due on the note.

Notes payable conversion ratio		5.00%
Total convertible notes payable (8)	[2]		$ 5,413,574	5,413,574	5,413,574						5,554,182
Convertible Note Financing Issued To Accredited Debt Holders [Member]
Debt Instrument [Line Items]
Notes payable issue		$ 121,327
Convertible Note Financing Due December 31, 2014 (Issued To SC Advisors/Southridge Partners II LP ) [Member]
Debt Instrument [Line Items]
Notes payable issue			$ 700,000	700,000	700,000
Description of notes conversion features

The notes can be converted into shares of Common Stock six months after issuance at a conversion price to equal the current market price multiplied by eighty percent (80%). Current market price means the average of the closing bid prices for the common stock for the five (5) trading days ending on the trading day immediately before the relevant conversion date. Total conversions of $94,480 have been made for these convertible notes.

Notes payable beneficial conversion feature			$ 2,960		94,480
Monthly notes payable issue			25,000	25,000	25,000
Total convertible notes payable (8)	[3]		$ 605,520	605,520	605,520						400,000
Convertible Note Financing Due June 7, 2014 [Member]
Debt Instrument [Line Items]
Notes payable issue												$ 37,000
Description of notes conversion features

The note maybe converted into shares of common stock after a six month holding period at a conversion price to equal the current market price multiplied by eighty percent (80%). Current market price means the average of the closing bid prices for the common stock for the five (5) trading days ending on the trading day immediately before the relevant conversion date. No conversions have been made on these notes.

Total convertible notes payable (8)	[4]		$ 37,000	37,000	37,000						$ 37,000
4% Convertible Note Financing Due May 13,2015 (Issued to Accredited Investor) [Member]
Debt Instrument [Line Items]
Notes payable issue			$ 35,200	35,200	35,200
Description of notes conversion features

The conversion price per share is equal to seventy-five percent (75%) of the average of the three lowest closing bid prices for the common stock as reported by Bloomberg L.P. for the principal market for the twenty trading days preceding a conversion date but in no event greater than $.02. Each conversion submitted by the holder must be at least the lesser of (i) $1,000 of principal and interest or (ii) the balance due on the note. Conversion will be calculated to the hundredth of a penny (e.g. $0.0001).

Total convertible notes payable (8)	[5]		$ 35,200	35,200	35,200
10% Convertible Note Financing Due December 22, 2016 [Member]
Debt Instrument [Line Items]
Notes payable issue			$ 20,000	20,000	20,000
Description of notes conversion features

The conversion price per share is equal to seventy-five percent (75%) of the average of the three lowest closing bid prices for the common stock as reported by Bloomberg L.P. for the principal market for the ten trading days preceding a conversion date but in no event greater than $.02. Debt holder is limited to conversions up to 4.99% of the outstanding shares of the Common Stock.

Total convertible notes payable (8)	[6]		$ 20,000	20,000	20,000
10% Two Convertible Notes Financing Due December 24, 2015 (Issued By Attitude Beer Holding Co) [Member]
Debt Instrument [Line Items]
Notes payable issue						$ 267,250	$ 300,000	$ 300,000		$ 337,250
Description of notes conversion features

The conversion price for the principal and interest shall be either: (i) if ABH’s common stock is traded on a trading market, the conversion price shall be 50% of the lowest bid price for the previous 50 trading days; (ii) if ABH’s common stock is traded on a trading market, and there is a DTC chill on ABH’s common stock, the conversion price shall be 60% of the lowest bid price for the previous 50 trading days; or (iii) if ABH’s common stock is not traded on a trading market, it shall be $0.40. Debt holder is limited to conversions up to 4.99% of the outstanding shares of the Common Stock. There have been no conversions of these convertible notes.

Total convertible notes payable (8)	[7]		$ 1,204,500	1,204,500	1,204,500
10% Convertible Note Financing due January 14, 2017 [Member]
Debt Instrument [Line Items]
Description of notes conversion features

All notes have the same maturity date of January 14, 2017 and the same interest rate of ten percent (10%). All three notes contain the same conversion language as follows: the conversion price per share shall be equal to seventy-five (75%) of the average of the three lowest closing bid prices for the Common Stock as reported by Bloomberg L.P. for the principal market for the ten trading days preceding a conversion date but in no event greater than $.02. There have been no conversions of these convertible notes.

Total convertible notes payable (8)	[8]		$ 58,500	58,500	58,500
10% Convertible Note Financing due January 14, 2017 [Member]
Debt Instrument [Line Items]
Notes payable issue									$ 13,500
10% Convertible Note Financing due January 14, 2017 [Member]
Debt Instrument [Line Items]
Notes payable issue									13,500
10% Convertible Note Financing due January 14, 2017 [Member]
Debt Instrument [Line Items]
Notes payable issue									$ 31,500
Class A Warrants [Member] | 4% Convertible Note Financing Due February 21, 2015 [Member]
Debt Instrument [Line Items]
Notes payable issue		350,000
Extinguishment Convertible Note Financing Due February 21, 2013 [Member]
Debt Instrument [Line Items]
Outstanding surrender value of notes payable		5,020,944
Extinguishment Convertible Note Financing Due February 21, 2013 [Member] | 4% Convertible Note Financing Due February 21, 2015 [Member]
Debt Instrument [Line Items]
Notes payable issue		$ 5,020,944
Extinguishment Convertible Note Financing Due February 21, 2013 [Member] | Convertible Note Financing Due December 31, 2014 (Issued To SC Advisors/Southridge Partners II LP ) [Member]
Debt Instrument [Line Items]
Notes payable issue			$ 97,040	$ 97,040	$ 97,040								$ 100,000	$ 100,000
Extinguishment Convertible Note Financing Due February 21, 2013 [Member] | Class A Warrants [Member]
Debt Instrument [Line Items]
Surrender of warrants		425,003

[1]	(8) The consolidated notes required a new lattice valuation model that required the recording of a discount that will be amortized (accretion) over the life of the convertible notes payable.
[2]	(1) All previous convertible notes prior to February 21, 2013 were surrendered to the Company through a February 21, 2013 exchange agreement whereas the Company issued new face value consolidated notes per debt holder for a total amount of $5,020,944, $350,000 face value in new notes for the surrender of 425,003 Class A warrants plus $121,327 in a new note for work rendered for this consolidated financing for a grand total of $5,492,271. The principal amount of the above $5,547,372 balance equals the original $5,492,271 total financing plus allonges for $767,500 less conversions of $712,399.
[3]	(2) Monthly retainer fee to our outside financial consulting firm of $25,000 face value for December, 2012 through March 31, 2015 for a total original amount of $700,000 less conversions of $94,480
[4]	(3) Retainer fee to our previous legal counsel of $37,000 face value issued June 7, 2013
[5]	(5) Issued convertible note for $20,000 on December 12, 2014 for past due services
[6]	(6) Includes total of all installment convertible notes issued December, 2014 through March, 2015 for financing the World of Beer franchise location in West Hartford Connecticut.
[7]	(4) Issued convertible promissory note for $35,200 on May 13, 2014
[8]	(7) Issued three convertible notes for $13,500, $13,500 and $31,500 to three different accredited investors on January 14, 2015